RESTRICTED NET ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
RESTRICTED NET ASSETS [Abstract]
Appropriation to the statutory reserve	$ 3,206	$ 2,388	$ 1,076
Minimum required percent of annual after-tax profit, general reserve	10.00%
Minimum required percent of annual after-tax profit, statutory common reserve	10.00%
Required reserve, percent of respective registered capital	50.00%
Aggregate amount of paid-in capital and statutory reserves not available for distribution	$ 17,835	$ 15,612	$ 17,218